Stock Options and Warrants - Warrants Issued with Other Financings - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Jan. 22, 2013	Sep. 30, 2011 Tranche $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term	5 years
Warrants outstanding			126,206	850,058	299,895
Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches of common stock warrants issuable | Tranche		2
Number of shares which can be purchased by the exercise of warrants		667
Strike price, tranche one | $ / shares		$ 225.00
Strike price, tranche two | $ / shares		$ 300.00
Vesting over four quarters			Four quarters
Warrant term		5 years
Warrants outstanding			1,334	1,334	1,334
Expiration date of warrants			Sep. 30, 2016
Skin Care [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term		5 years